Note 43 - Subsidiaries - Narratives (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Subsidiaries Abstract
Deconsolidation of Subsidiary VWFS	BBVA Francés lost control over the company due to the termination of the two-year term committed by the Bank to provide financing to the company if it would fail to diversify its sources of funding. According to IAS 28, VWFS qualifies as an associate and, as such, it has been deconsolidated effective since the date of loss of control.
Subsidiary 1 Member
Subsidiries LineItems
Name of Subsidiaries		BBVA Francés Valores S.A.
Subsidiary 2 Member
Subsidiries LineItems
Name of Subsidiaries		BBVA Francés Asset Management S.A.
Subsidiary 3 Member
Subsidiries LineItems
Name of Subsidiaries		Consolidar Administradora de Fondos de Jubilaciones y Pensiones S.A. (undergoing liquidation proceedings)
Subsidiary 4 Member
Subsidiries LineItems
Name of Subsidiaries		Volkswagen Financial Services Compañía Financiera S.A. (“VWFS”)